Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the statutory federal income tax rate
Statutory federal income tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	5.00%	4.00%	3.00%
Foreign taxes	0.00%	1.00%	4.00%
Valuation allowance	(289.00%)	(36.00%)	(63.00%)
Non-deductible expenses and other	1.00%	3.00%	(1.00%)
Section 162(m) limitation	1.00%	4.00%	(2.00%)
Stock-based compensation	0.00%	16.00%	(8.00%)
Discrete item for state taxes	(1.00%)	(4.00%)	8.00%
Discrete items for other	0.00%	1.00%	(2.00%)
Effective income tax rate	(248.00%)	24.00%	(26.00%)